Financial Risk Management - Disclosure of Customer Finance Fair Value Reconciliation (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Customer Finance Reconciliation [Abstract]
Opening balance	kr 6,917	kr 5,370
Additions	20,758	49,583
Disposals/repayments	(23,920)	(47,409)
Revaluation/amortization of interest	407	(467)
Translation difference	360	(160)
Closing balance	4,522	6,917
Of which non-current	kr 190	kr 1,347